Assets held for sale (Narrative) (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure Of Assets Held For Sale [Line Items]
Proceeds from disposal of assets held for sale	$ 16,500,000
Deposit received for sale of assets held for sale	$ 660,000
Cobourg facility
Disclosure Of Assets Held For Sale [Line Items]
Proceeds from sale of equipment			$ 36,616
Loss on sale of equipment		$ 0	100,337	$ 0
Proceeds from sales of inventories			1
Loss on disposal of inventory			197,436
Impairment of equipment		$ 0	$ 387,474	$ 0